VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 1.2%
14,500		Nexstar Media Group, Inc.	$2,203,420	1.2

		Consumer Discretionary: 9.5%
39,800	(1)	Bed Bath & Beyond, Inc.	687,545	0.4
16,800	(1)	Childrens Place, Inc./The	1,264,368	0.7
73,700		Dana, Inc.	1,639,088	0.9
121,505	(1)	F45 Training Holdings, Inc.	1,817,715	1.0
17,700	(1)	Genesco, Inc.	1,021,821	0.5
56,800	(1)	Green Brick Partners, Inc.	1,165,536	0.6
50,900	(1)	International Game Technology PLC	1,339,688	0.7
25,900		KB Home	1,008,028	0.5
90,900		Macy's, Inc.	2,054,340	1.1
110,600	(1)	Petco Health & Wellness Co., Inc.	2,333,660	1.3
21,800	(1)	Red Rock Resorts, Inc.	1,116,596	0.6
11,400	(1)	Revolve Group, Inc.	704,178	0.4
14,800		Rocky Brands, Inc.	704,628	0.4
34,700	(1)	ThredUp, Inc.	752,643	0.4
			17,609,834	9.5

		Consumer Staples: 4.1%
37,500	(1)	BellRing Brands, Inc.	1,153,125	0.6
39,600	(1)	BJ's Wholesale Club Holdings, Inc.	2,174,832	1.2
39,300	(1)	Chefs' Warehouse Holdings, Inc.	1,280,001	0.7
61,200	(1)	United Natural Foods, Inc.	2,963,304	1.6
			7,571,262	4.1

		Energy: 7.4%
33,800		Cimarex Energy Co.	2,947,360	1.6
53,200		Helmerich & Payne, Inc.	1,458,212	0.8
56,600		Matador Resources Co.	2,153,064	1.2
103,100		Ovintiv, Inc.	3,389,928	1.8
45,300		PDC Energy, Inc.	2,146,767	1.2
22,900		SM Energy Co.	604,102	0.3
73,759	(1)	Talos Energy, Inc.	1,015,662	0.5
			13,715,095	7.4

		Financials: 29.6%
42,400		Ameris Bancorp.	2,199,712	1.2
22,700		Amerisafe, Inc.	1,274,832	0.7
41,000		Argo Group International Holdings Ltd.	2,141,020	1.1
59,000		Atlantic Union Bankshares Corp.	2,174,150	1.2
56,100	(1)	Axos Financial, Inc.	2,891,394	1.6
95,400	(1)	Bancorp, Inc.	2,427,930	1.3
57,300		Blackstone Mortgage Trust, Inc.	1,737,336	0.9
50,600		Cathay General Bancorp.	2,094,334	1.1
28,600		Community Bank System, Inc.	1,956,812	1.1
36,500		Cowen, Inc.	1,252,315	0.7
45,300	(1)	Focus Financial Partners, Inc.	2,372,361	1.3
43,700		Hancock Whitney Corp.	2,059,144	1.1
36,700		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,962,716	1.1
22,800		Houlihan Lokey, Inc.	2,099,880	1.1
22,700		Independent Bank Corp.	1,728,605	0.9
25,600		Independent Bank Group, Inc.	1,818,624	1.0
127,700		MGIC Investment Corp.	1,910,392	1.0
44,102		Pacific Premier Bancorp, Inc.	1,827,587	1.0
28,500		Popular, Inc.	2,213,595	1.2
61,800		Radian Group, Inc.	1,404,096	0.8
46,300		Renasant Corp.	1,669,115	0.9
55,100		Sandy Spring Bancorp, Inc.	2,524,682	1.4
83,400		SLM Corp.	1,467,840	0.8
48,100		Starwood Property Trust, Inc.	1,174,121	0.6
21,950		Stifel Financial Corp.	1,491,722	0.8
22,870	(1)	Triumph Bancorp, Inc.	2,289,973	1.2
26,600		UMB Financial Corp.	2,572,486	1.4
41,300		WSFS Financial Corp.	2,119,103	1.1
			54,855,877	29.6

		Health Care: 5.6%
16,000	(1)	Apellis Pharmaceuticals, Inc.	527,360	0.3
21,000	(1)	Arcutis Biotherapeutics, Inc.	501,690	0.3
16,900	(1)	Arena Pharmaceuticals, Inc.	1,006,395	0.5
8,700	(1)	Integer Holdings Corp.	777,258	0.4
32,100	(1)	Invitae Corp.	912,603	0.5
23,500	(1)	Iovance Biotherapeutics, Inc.	579,510	0.3
33,000	(1)	Merit Medical Systems, Inc.	2,369,400	1.3
28,700	(1)	Myriad Genetics, Inc.	926,723	0.5
18,538	(1)	Olema Pharmaceuticals, Inc.	510,907	0.3
22,200	(1)	Tenet Healthcare Corp.	1,474,968	0.8
10,800	(1)	Turning Point Therapeutics, Inc.	717,444	0.4
			10,304,258	5.6

		Industrials: 17.4%

30,100		Altra Industrial Motion Corp.	1,666,035	0.9
85,000	(1)	API Group Corp.	1,729,750	0.9
27,800		ArcBest Corp.	2,273,206	1.2
22,700	(1)	Beacon Roofing Supply, Inc.	1,084,152	0.6
63,200	(1)	Bloom Energy Corp.	1,183,104	0.6
46,400	(1)	Core & Main, Inc.	1,216,144	0.7
17,500		EMCOR Group, Inc.	2,019,150	1.1
46,200	(1)	Evoqua Water Technologies Corp.	1,735,272	0.9
17,800	(1)	Herc Holdings, Inc.	2,909,588	1.6
21,900		ICF International, Inc.	1,955,451	1.1
54,300		KBR, Inc.	2,139,420	1.2

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
36,841		Kforce, Inc.	$2,197,197	1.2
13,100	(1)	Masonite International Corp.	1,390,303	0.7
11,200	(1)	Mastec, Inc.	966,336	0.5
20,400		Moog, Inc.	1,555,092	0.8
12,500		Science Applications International Corp.	1,069,500	0.6
38,000	(1)	Skywest, Inc.	1,874,920	1.0
39,500		Triton International Ltd.	2,055,580	1.1
70,300	(1)	Triumph Group, Inc.	1,309,689	0.7
			32,329,889	17.4

		Information Technology: 6.6%
4,400	(1)	Cerence, Inc.	422,884	0.2
7,390	(1)	Cohu, Inc.	236,037	0.1
25,000	(1)	Diodes, Inc.	2,264,750	1.2
14,600	(1)	ExlService Holdings, Inc.	1,797,552	1.0
14,600		Kulicke & Soffa Industries, Inc.	850,888	0.5
80,300	(1)	Magnachip Semiconductor Corp.	1,426,128	0.8
41,865	(1)	SMART Global Holdings, Inc.	1,862,992	1.0
11,300	(1)	Synaptics, Inc.	2,030,949	1.1
31,000	(1)	Ultra Clean Holdings, Inc.	1,320,600	0.7
			12,212,780	6.6

		Materials: 6.1%
45,600	(1)	Arconic Corp.	1,438,224	0.8
19,200		Avient Corp.	889,920	0.5
52,800	(1)	Cleveland-Cliffs, Inc.	1,045,968	0.6
87,500		Hecla Mining Co.	481,250	0.2
46,200	(1)	Kraton Corp.	2,108,568	1.1
49,800	(1)	Livent Corp.	1,150,878	0.6
20,800		Materion Corp.	1,427,712	0.8
46,800	(1)	Orion Engineered Carbons SA	853,164	0.4
62,200	(1)	Summit Materials, Inc.	1,988,534	1.1
			11,384,218	6.1

		Real Estate: 6.6%
54,100		American Assets Trust, Inc.	2,024,422	1.1
23,300		Centerspace	2,201,850	1.2
46,500		First Industrial Realty Trust, Inc.	2,421,720	1.3
29,600		Hudson Pacific Properties, Inc.	777,592	0.4
10,900		PS Business Parks, Inc.	1,708,466	0.9
72,700	(1)	Sunstone Hotel Investors, Inc.	868,038	0.5
137,500		Tanger Factory Outlet Centers, Inc.	2,241,250	1.2
			12,243,338	6.6

		Utilities: 4.6%
49,800		Clearway Energy, Inc.-Class C	1,507,446	0.8
25,500		New Jersey Resources Corp.	887,655	0.5
16,400		ONE Gas, Inc.	1,039,268	0.6
44,900		Portland General Electric Co.	2,109,851	1.1
63,165		South Jersey Industries, Inc.	1,342,888	0.7
52,000	(1)	Sunnova Energy International, Inc.	1,712,880	0.9
			8,599,988	4.6

	Total Common Stock
	(Cost $134,769,225)		183,029,959	98.7

SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
1,960,360	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $1,960,360)	1,960,360	1.1

	Total Short-Term Investments
	(Cost $1,960,360)		1,960,360	1.1

	Total Investments in Securities (Cost $136,729,585)		$184,990,319	99.8
	Assets in Excess of Other Liabilities		320,167	0.2
	Net Assets		$185,310,486	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2021.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$183,029,959	$–	$–	$183,029,959
Short-Term Investments	1,960,360	–	–	1,960,360
Total Investments, at fair value	$184,990,319	$–	$–	$184,990,319

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $137,268,456.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$51,510,109
Gross Unrealized Depreciation	(3,788,246)
Net Unrealized Appreciation	$47,721,863